UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23766

AOG Institutional Diversified TenDer Fund

(Exact name of registrant as specified in charter)

11911 Freedom Drive, Suite 730, Reston, Virginia 20190

(Address of principal executive offices) (Zip code)

Frederick Baerenz

AOG Wealth Management

11911 Freedom Drive, Suite 730

Reston, Virginia 20190

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 703-757-8020

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1. Proxy Voting Record

The AOG Institutional Diversified Tender Fund (the “Feeder Fund”) is not currently active; as such, the Feeder Fund did not hold any securities with respect to which it was entitled to vote during the period from July 1, 2022 through June 30, 2023.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AOG Institutional Diversified Tender Fund By: /s/ Frederick Baerenz Frederick Baerenz President & Chief Executive Officer
Date: August 28, 2023